Employee Option Plans (Details) - Schedule of the RSU activities	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of The Rsu Activities Abstract
Amount of options, Unvested beginning | shares	203,756
Weighted Average Grant-Date Fair value, Unvested beginning | $ / shares	$ 26.46
Amount of options, Granted | shares	7,500
Weighted Average Grant-Date Fair value, Granted | $ / shares	$ 23.24
Amount of options, Vested | shares	(53,948)
Weighted Average Grant-Date Fair value, Vested | $ / shares	$ 26.32
Amount of options, Expired and forfeiture | shares	(18,164)
Weighted Average Grant-Date Fair value, Expired and forfeiture | $ / shares	$ 24.73
Amount of options, Unvested ending | shares	139,144
Weighted Average Grant-Date Fair value, Unvested ending | $ / shares	$ 26.56